Equity Investments	9 Months Ended
Sep. 30, 2024
Equity Investments
Equity Investments

2. Equity Investments

Element 1 Corp. - On June 17, 2021, the Company purchased a 10% equity stake in E1, a developer of advanced hydrogen generation systems used to power fuel cells, in exchange for $4.0 million in cash and $5.3 million through the issuance of the Company’s common shares. The Company’s 10% equity stake consists of 581,795 shares of E1’s common stock and the Company also received warrants to purchase 286,582 additional common shares of E1 common stock, which warrants expired unexercised in June 2024. The Company’s total investment in E1 amounted to $9.2 million and, following expiration of the warrants, is allocated to investment in the ordinary shares based on their fair value as of the date of acquisition. The Company holds one board seat out of five, resulting in 20% voting rights and thus an ability to exercise significant influence in E1. Accordingly, the Company accounts for the investment in the common shares of E1 using the equity method in accordance with FASB Accounting Standards Codification 323, Investments – Equity Method and Joint Ventures (“ASC 323”); prior to their expiration, the warrants were accounted for at their fair value in accordance with FASB Accounting Standards Codification ASC 321, Investments – Equity Securities.

e1 Marine LLC - On June 17, 2021, the Company established a joint venture, e1 Marine LLC, with E1 and an affiliate of Maritime Partners LLC (“MP”), which seeks to deliver hydrogen delivery systems to the marine sector with each joint venture partner owning 33.33% of e1 Marine LLC. On May 24, 2024, the Company sold its 33.33% stake in e1 Marine for $1.65 million and recognized a gain of $0.5 million in the nine months ended September 30, 2024.

The Company records its share of earnings and losses in its equity investments on a quarterly basis. The Company recorded an investment of $9.0 million in Element 1 Corp., inclusive of transaction costs which is included in investments and other assets, net in the condensed consolidated balance sheet as of September 30, 2024.